Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitments
Capital commitments for the Company as at December 31, 2020 are detailed in the table below.

(in thousands of $)	Long-term debt obligations	Newbuildings	Total
2021	68,340	382,200	450,540
2022	72,621	—	72,621
2023	73,434	—	73,434
2024	329,519	—	329,519
2025	267,452	—	267,452
Thereafter	607,893	—	607,893
Total	1,419,259	382,200	1,801,459